Climate change and energy transition - Carbon price per region (Details)	12 Months Ended
	Dec. 31, 2025 $ / Tonne $ / t	Dec. 31, 2024 $ / Tonne
2026-2035 | European Union | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	100
2026-2035 | European Union | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	140
2026-2035 | Norway | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	183
2026-2035 | Norway | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	226
2026-2035 | United Kingdom | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	78
2026-2035 | United Kingdom | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	140
2026-2035 | Canada (Federal) | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	79
2026-2035 | Canada (Federal) | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	116
2026-2035 | United States of America (Federal) | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	0
2026-2035 | United States of America (Federal) | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	35
2026-2035 | Australia | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	32
2026-2035 | Australia | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	75
2026-2035 | All other countries | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	0
2026-2035 | All other countries | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	71
2026-2035 | The Netherlands | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne) | $ / t	110
2026-2035 | The Netherlands | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne) | $ / t	170
2036-2050 | European Union | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	143
2036-2050 | European Union | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	185
2036-2050 | Norway | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)		226
2036-2050 | Norway | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)		230
2036-2050 | United Kingdom | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)		143
2036-2050 | United Kingdom | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)		185
2036-2050 | Canada (Federal) | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	116
2036-2050 | Canada (Federal) | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	125
2036-2050 | United States of America (Federal) | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	41
2036-2050 | United States of America (Federal) | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	125
2036-2050 | Australia | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	80
2036-2050 | Australia | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	150
2036-2050 | All other countries | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	15
2036-2050 | All other countries | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	150
2036-2050 | The Netherlands | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne) | $ / t	171
2036-2050 | The Netherlands | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne) | $ / t	185